Financial Risk Management Objectives and Policies - Summary of Indebtedness Related to Working Capital Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted (Detail)
R$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	R$ 2,975,503
Fair Value - hedge instrument	(256,982)
Debt Considering Hedge	2,718,521
Working capital [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	1,656,947
Fair Value - hedge instrument	(266,404)
Debt Considering Hedge	R$ 1,390,543
Working capital [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Fair value hedge
Hedged Item	Principal & Interest on 4.131 Transaction
Hedge Instrument	IRS - Interest Rate Swap (receives US Libor3M + spread 1,034% & pays 108% CDI)
Libor plus spread rate	1.034%
Nominal amount	R$ 98,940	$ 30
Carrying amount - hedge item	116,564
Nominal amount	98,940	30
Fair Value - hedge instrument	(20,081)
Debt Considering Hedge	R$ 96,483
Working capital [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Cash Flow Hedge
Hedged Item	Principal US$ on Senior Notes Azul LLP
Hedge Instrument	Currency Options - Floor 3,2865 Cap 4,7500
Nominal amount | $		400
Carrying amount - hedge item	R$ 1,540,383
Nominal amount | $		$ 400
Fair Value - hedge instrument	(246,323)
Debt Considering Hedge	R$ 1,294,060
Working capital [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	108.00%	108.00%